Note 23 - Accumulated Other Comprehensive Income (Loss) - Changes for Unrealized Gains and Losses Securities Available for Sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning Balance	$ (4,434,351)	$ (4,844,974)	$ (9,075,026)
Other Comprehensive Income Before Reclassification	(333,542)	403,055	4,245,717
Amounts Reclassified from Accumulated Other Comprehensive Income	(254,247)	7,568	(15,665)
Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(587,789)	410,623	4,230,052
Ending Balance	$ (5,022,140)	$ (4,434,351)	$ (4,844,974)